Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 3,874,080	$ 418,219
Cost of revenues	(2,328,001)	(300,124)
Gross profit	1,546,079	118,095
Operating expenses
General and administrative expenses	(2,205,377)	(1,597,112)
Total operating expenses	(2,205,377)	(1,597,112)
Other income, net
Interest income	138,306	49,395
Change in fair value of warrants	845,683	15,330
Share of equity investees	(201,815)
Other (loss) income	(167,046)	73,531
Total other income, net	615,128	138,256
Net loss before income taxes	(44,170)	(1,340,761)
Income tax expenses	(259,031)
Net loss	(303,201)	(1,340,761)
Less: Net (income) loss attributable to non-controlling interests	(377,840)	4,995
Net loss attributable to Urban Tea, Inc.'s Shareholders	(681,041)	(1,335,766)
Other comprehensive income
Foreign currency translation adjustment	1,351,562	81,152
Comprehensive income (loss)	670,521	(1,259,609)
Less: Comprehensive loss attributable to non-controlling interests	(377,840)	4,995
Comprehensive income (loss) attributable to Urban Tea, Inc.'s Shareholders	$ 292,681	$ (1,254,614)
Loss per share- basic and diluted	$ (0.9)	$ (0.4)
Weighted Average Shares Outstanding-Basic and Diluted	7,237,052	3,128,901